Expense Example {- Franklin Emerging Market Core Equity (IU) Fund} - Frankllin Core Equity (IU)_FAS6 Funds-03 - Franklin Emerging Market Core Equity (IU) Fund - Advisor Class	Dec. 01, 2020 USD ($)
Expense Example:
1 year	none
3 years	40
5 years	83
10 years	$ 212